10. COMMON STOCK	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 10. COMMON STOCK

10.           COMMON STOCK

Share issuances

In March 2013, the Company completed a private placement to Sandstorm consisting of 17,857,142 common shares issued at a price of C$0.56 per share for gross proceeds of $9,722,897.  Related share issuance costs were $86,636.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period.

Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Loss.

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	4,985,000	0.56
Balance at March 31, 2013	14,208,000	1.48
Granted	200,000	0.34
Expired	(1,305,000)	2.00
Balance at June 30, 2013	13,103,000	1.41

There were 5,185,000 stock options granted during the six months ended June 30, 2013 with a weighted average exercise price of C$0.55 and a weighted average fair value of C$0.21. The number of stock options exercisable at June 30, 2013 was 13,103,000.

At June 30, 2013, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

37,500	2.02	-	July 17, 2013	37,500	-
1,032,000	1.55	-	September 17, 2013	1,032,000	-
5,000	1.55	-	October 10, 2013	5,000	-
50,000	1.27	-	January 18, 2014	50,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,684,500	1.25	-	January 6, 2017	1,684,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,985,000	0.56	-	March 15, 2018	4,985,000	-
50,000	0.32	2,000	April 9, 2018	50,000	2,000
150,000	0.34	3,000	June 27, 2018	150,000	3,000
13,103,000		$5,000		13,103,000	$5,000

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$0.36 per share as of June 30, 2013, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of June 30, 2013 was 200,000. The total intrinsic value of options exercised during the six months ended June 30, 2013 was $Nil (June 30, 2012 - $Nil).

Subsequent to June 30, 2013, 37,500 stock options with an exercise price of C$2.02 expired.

Stock-based compensation

5,185,000 stock options were granted during the six months ended June 30, 2013. The fair value of stock options granted during the six months ended June 30, 2013 was $1,051,712 (June 30, 2012 - $1,124,930). Stock-based compensation recognized during the six months ended June 30, 2013 was $1,052,637 (June 30, 2012 - $1,149,434) which has been recorded in the consolidated statements of operations as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012	Cumulative to June 30, 2013
Exploration	$-	$8,902	$148,125	$266,812	$4,222,978
General and administration	42,257	32,151	904,512	923,675	19,583,419
	$42,257	$41,053	$1,052,637	$1,190,487	$23,806,397

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	June 30, 2013	June 30, 2012

Risk-free interest rate	1.25%	1.13%
Expected life of options (years)	4.3	4.9
Annualized volatility	76%	73%
Dividend rate	0.00%	0.00%